Asset Retirement Obligation - Asset Retirement Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation at beginning of year	$ 4,578	$ 3,887
Liabilities incurred	481	592
Liabilities acquired	53	72
Liabilities divested	(1,692)
Liabilities settled	(497)	(550)
Accretion expense	238	228	150
Revisions in estimated liabilities	56	345
Asset retirement obligation at end of year	3,222	4,578	3,887
Less current portion	(121)	(478)
Asset retirement obligation, long-term	$ 3,101	$ 4,100